Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Loss per share [abstract]
Loss per Share
	For the year ended December 31,
	2017	2016	2015
Loss for the year	(6,475)	(9,825)	(32,396)
Less: Dividends on preferred shares (note 17)	-	-	(448)
Loss attributable to common equity holders	(6,475)	(9,825)	(32,844)
Weighted average number of shares for basic and diluted LPS	25,749,951	2,603,835	2,566,673